Property and Equipment (Detail) (USD $)				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Furniture and fixtures	Sep. 30, 2012 Furniture and fixtures	Sep. 30, 2013 Computer equipment	Sep. 30, 2012 Computer equipment	Sep. 30, 2013 Lab equipment	Sep. 30, 2012 Lab equipment
Property, plant and equipment, useful life				5 years		3 years		5 years
Property, plant and equipment, gross, total		$ 5,991	$ 19,053	$ 2,925	$ 11,791	$ 0	$ 4,196	$ 3,066	$ 3,066
Less - accumulated depreciation		5,669	18,145
Property, plant and equipment, net, total	$ 322	$ 322	$ 908